Operating Leases and Obligations Related to Finance Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
A maturity analysis of the Company's operating lease liabilities from time charter-in contracts (excluding short-term leases) as at December 31, 2022 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2022
Payments:
2023	18,776	16,676	35,452
2024	10,810	6,917	17,727
2025	7,980	3,792	11,772
2026	7,980	3,792	11,772
2027	2,929	1,392	4,321
Total payments	48,475	32,569	81,044
Less: imputed interest	(5,032)
Carrying value of operating lease liabilities	43,443

Finance Lease Obligations
Obligations Related to Finance Leases

	As at	As at
	December 31, 2022	December 31, 2021
	$	$
Obligations related to finance leases	536,480	295,828
Less: unamortized discount and debt issuance costs	(3,720)	(1,347)
Total obligations related to finance leases	532,760	294,481
Less: current portion	(60,161)	(27,032)
Long-term obligations related to finance leases	472,599	267,449

Schedule of Future Minimum Lease Payments for Finance Leases
As at December 31, 2022, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $695.2 million (December 31, 2021 - $364.6 million), including imputed interest of $158.7 million (December 31, 2021 - $68.8 million), repayable from 2023 through 2031, as indicated below:

Commitments
December 31, 2022
Year	$
2023	97,806
2024	94,304
2025	90,541
2026	86,909
2027	83,276
Thereafter	242,328